INVENTORY, NET - Carrying Amount of Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Inventories [Abstract]
Raw materials and consumables	$ 809	$ 1,066
Fuel products	0	596
Work in progress	613	564
RTFO certificates	0	367
Finished goods and other	994	1,072
Carrying amount of inventories	$ 2,416	$ 3,665